Investment Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
AFS securities are recorded at fair market value. The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of AFS securities at the dates indicated were as follows:

	December 31, 2022
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$60,855	$12	$1,709	$59,158
Small Business Administration (“SBA”) Bonds	102,293	584	3,247	99,630
Tax Exempt Municipal Bonds	22,537	405	1,632	21,310
Taxable Municipal Bonds	65,250	—	14,480	50,770
Mortgage-Backed Securities ("MBS")	353,222	30	33,972	319,280
	$604,157	$1,031	$55,040	$550,148
	December 31, 2021
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$71,950	$318	$256	$72,012
SBA Bonds	139,855	1,018	1,080	139,793
Tax Exempt Municipal Bonds	44,758	5,227	—	49,985
Taxable Municipal Bonds	65,834	734	599	65,969
MBS	353,517	5,294	3,721	355,090
	$675,914	$12,591	$5,656	$682,849

Debt Securities, Available-for-Sale

(Dollars in thousands)	Amortized Cost	Fair Value
Due in less than one year	$509	$508
Due in one year to five years	5,279	5,215
Due in five to ten years	77,271	73,201
Due in ten years or more	167,876	151,944
MBS	353,222	319,280
	$604,157	$550,148

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following tables summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual AFS securities have been in a continuous unrealized loss position at the dates indicated.

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$24,768	$638	$30,684	$1,071	$55,452	$1,709
SBA Bonds	8,404	121	45,969	3,126	54,373	3,247
Tax Exempt Municipal Bonds	8,051	719	4,929	913	12,980	1,632
Taxable Municipal Bonds	14,428	3,197	36,342	11,283	50,770	14,480
MBS	146,016	11,133	170,578	22,839	316,594	33,972
	$201,667	$15,808	$288,502	$39,232	$490,169	$55,040

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$36,817	$216	$8,827	$40	$45,644	$256
SBA Bonds	15,916	360	48,791	720	64,707	1,080
Taxable Municipal Bonds	28,032	413	4,343	186	32,375	599
MBS	160,098	2,866	22,952	855	183,050	3,721
	$240,863	$3,855	$84,913	$1,801	$325,776	$5,656